Schedule of other payables and accruals (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Other payable	$ 3,500	$ 4,303	$ 4,303
Accrued expense	15,003		2,000
Other payables and accrued expense	$ 18,503	4,303	$ 6,303
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Other payable					$ 719,711		$ 122,270
Accrued expense					129,740		36,962
Deposit received					106,612		112,558
Other payables and accrued expense					$ 956,063		$ 271,790
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other payable		892,137		$ 4,441		$ 156,811
Accrued expense		151,710		2,000		29,908
Deposit received		32,721				104,466
Other payables and accrued expense		$ 1,076,568		$ 6,441		$ 291,185